Pension and Other Employee Benefit Plans (Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2025	Mar. 31, 2024
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 28,770	¥ 27,787
Fair value of plan assets	4,675	4,187
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	28,770	27,787
Fair value of plan assets	¥ 4,675	¥ 4,187